CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2015
CASH FLOW INFORMATION [Abstract]
Schedule of cash flow information
	July 31,
	2015	2014	2013
Interest paid, net of capitalized interest of $23,733 (2015),
$16,300 (2014) and $24,659 (2013)	$329,653	$424,039	$427,278
Income taxes paid	$237,702	$720,583	$637,382